RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
RELATED PARTY TRANSACTIONS
Sales to affiliated companies	$ 10,134	$ 94,316	$ 148,417
Purchases from affiliated companies	27,260
Advances from affiliated company	$ 33,152	$ 2,171